Called up share capital (Tables)	6 Months Ended
Jun. 30, 2018
Equity [abstract]
Called up share capital
	Ordinary share capital	Preference share capital	Share premium	Total share capital and share premium
Half year ended 30.06.18	£m	£m	£m	£m
Opening balance	2,342	19	12,092	14,453
Movements	-	-	-	-
Closing balance	2,342	19	12,092	14,453